Dividends - Schedule of Dividends were Declared and Paid by the Group issued (Parentheticals) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Dividend Declared and Paid [Line Items]
Dividends were declared per value	$ 0 [1]
Dividends were declared per qualifying ordinary share	9,000
Dividends were paid per value	0
Dividends were paid per qualifying ordinary share	$ 7,579

[1]	— Per share amounts calculated based on 1,000 shares. See Note 26.